Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
4.	Segment Information

Our operations consist of six homebuilding companies where we acquire and develop land and construct and sell single-family homes. In accordance with ASC Topic 280, Segment Reporting, in determining the most appropriate reportable segments, we considered similar economic and other characteristics, including product types, average selling prices, gross profits, production processes, suppliers, subcontractors, regulatory environments, land acquisition results, and underlying demand and supply. Based on our aggregation analysis, we have not exercised any aggregation of our operating segments, which are represented by the following six reportable segments: Maracay, consisting of operations in Arizona; Pardee, consisting of operations in California and Nevada; Quadrant, consisting of operations in Washington; Trendmaker, consisting of operations in Texas; TRI Pointe, consisting of operations in California and Colorado; and Winchester, consisting of operations in Maryland and Virginia.

Corporate is a non-operating segment that develops and implements company-wide strategic initiatives and provides support to our homebuilding reporting segments by centralizing certain administrative functions, such as marketing, legal, accounting, treasury, insurance and risk management, information technology and human resources, to benefit from economies of scale. Our Corporate non-operating segment also includes general and administrative expenses related to operating our corporate headquarters. A portion of the expenses incurred by Corporate is allocated to the homebuilding reporting segments.

The reportable segments follow the same accounting policies as our consolidated financial statements described in Note 1. Operational results of each reportable segment are not necessarily indicative of the results that would have been achieved had the reportable segment been an independent, stand-alone entity during the periods presented.

Total revenues and income from continuing operations before income taxes for each of our reportable segments were as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Total revenues
Maracay	$150,689	$145,822	$103,222
Pardee	525,381	519,074	356,489
Quadrant	145,377	127,237	127,785
Trendmaker	281,270	260,566	298,396
TRI Pointe	324,208	—	—
Winchester	276,691	222,013	184,414
	$1,703,616	$1,274,712	$1,070,306

Income (loss) from continuing operations before taxes
Maracay	$10,845	$10,438	$5,347
Pardee	74,898	(258,138)	87,691
Quadrant	9,028	1,504	(2,851)
Trendmaker	31,684	28,452	29,472
TRI Pointe	19,272	—	—
Winchester	24,612	24,561	18,537
Corporate (1)	(42,375)	(44,271)	(38,567)
	$127,964	$(237,454)	$99,629

Impairments and lot option abandonments
Maracay	$443	$203	$181
Pardee	306	343,661	133
Quadrant	1,059	1,146	2,575
Trendmaker	45	7	—
TRI Pointe	49	—	—
Winchester	613	431	702
Corporate	—	—	—
	$2,515	$345,448	$3,591

(1)	Includes $18.0 million of Merger related transaction costs and $5.5 million of restructuring charges for the year ended December 31, 2014.

Total real estate inventories and total assets for each of our reportable segments, as of the date indicated, were as follows (in thousands):

	Year Ended December 31,
	2014	2013

Real estate inventories
Maracay	$153,577	$131,380
Pardee	924,362	875,618
Quadrant	153,493	113,088
Trendmaker	176,696	130,973
TRI Pointe	613,666	—
Winchester	258,389	214,467
	$2,280,183	$1,465,526

Total assets
Maracay	$170,932	$138,552
Pardee	1,000,489	976,262
Quadrant	167,796	125,456
Trendmaker	195,829	134,628
TRI Pointe	764,001	—
Winchester	281,547	234,419
Corporate and Other	332,930	301,147
	$2,913,524	$1,910,464